VARIABLE INTEREST ENTITIES ("VIEs") - Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance sheet
Current assets	$ 270,027	$ 371,389
Current liabilities	(1,180,206)	(1,443,949)
Statement of income
Total operating revenues	438,637	448,750	$ 430,604
Realized and unrealized (losses)/gains on oil derivative instrument	(42,561)	(26,001)	16,767
Statement of cash flows
Net debt repayments	(934,534)	(552,195)	(994,874)
Financing costs paid	(14,577)	(24,464)	(1,817)
Net debt receipts	729,707	524,278	1,177,748
Proceeds from subscription of equity interest	11,081	115,246	0
Variable Interest Entity, Primary Beneficiary
Statement of cash flows
Net debt repayments	(550,663)	(410,737)	(299,776)
Net debt receipts	459,707	144,278	1,061,000
Hilli LLC | Variable Interest Entity, Primary Beneficiary
Balance sheet
Current assets	65,629	64,507
Non-current assets	1,203,805	1,300,065
Current liabilities	(447,701)	(496,029)
Non-current liabilities	(345,058)	(418,578)
Statement of income
Realized and unrealized (losses)/gains on oil derivative instrument	(42,561)	(26,001)
Statement of cash flows
Net debt repayments	(322,304)	(243,513)
Net debt receipts	230,721	129,454
Golar Gimi | Variable Interest Entity, Primary Beneficiary
Balance sheet
Current assets	15,505	24,894
Non-current assets	658,247	434,248
Current liabilities	(33,844)	(9,697)
Non-current liabilities	(277,932)	(107,902)
Statement of cash flows
Additions to asset under development	217,590	376,276
Financing costs paid	(11,302)	(20,938)
Net debt receipts	170,000	130,000
Proceeds from subscription of equity interest	11,081	115,246
Liquefaction services revenue
Statement of income
Total operating revenues	226,061	218,096	$ 127,625
Liquefaction services revenue | Hilli LLC | Variable Interest Entity, Primary Beneficiary
Statement of income
Total operating revenues	$ 226,061	$ 218,096